Share-based payments	12 Months Ended
Mar. 31, 2018
Share-based payment arrangements [Abstract]
Share-based payments
Share-based payments
The Company has issued stock options to purchase subordinate voting shares under its incentive plans, prior to the public share offering on March 21, 2017, the Legacy Plan and subsequently the Omnibus Plan. All options are issued at an exercise price that is not less than market value at the time of grant and expire ten years after the grant date.
Legacy Plan
Under the terms of the Legacy Plan, options were granted to certain executives of the Company which are exercisable to purchase subordinate voting shares. The options vest contingent upon meeting the service, performance goals and exit event conditions of the Legacy Plan.

a)	Service-vested options
Service-vested options are subject to the executive’s continuing employment and generally are scheduled to vest 40% on the second anniversary of the date of grant, 20% on the third anniversary, 20% on the fourth anniversary and 20% on the fifth anniversary.

b)	Performance-vested and exit event options
Performance-vested options that are tied to an exit event become eligible to vest pro rata on the same schedule as service-vested options, but do not vest until the exit event has occurred. An exit event is triggered based on a target realized rate of return on invested capital. Other performance-vested options vest based on measurable performance targets that do not involve an exit event. Performance-vested options are subject to the executive’s continued employment.
On each vesting date, service-vested options vest, and performance-vested exit event options become eligible to vest upon the occurrence of an exit event. The completion of the public share offering on March 21, 2017 and the secondary offering on July 5, 2017 each represent exit events such that options that were eligible to vest became vested. As of July 5, 2017, all exit event conditions have been met, and no outstanding options are subject to exit event conditions. No options will be issued under the Legacy Plan subsequent to the public share offering.
Omnibus Plan
Under the terms of the Omnibus Plan, options are granted to certain executives of the Company which are exercisable to purchase subordinate voting shares. The options vest over four years contingent upon meeting the service conditions of the Omnibus Plan, 25% on each anniversary of the date of grant.
Stock option transactions are as follows:

	Weighted average exercise price	Number of shares
Options outstanding, March 31 2016	$1.22	10,965,581
Transactions prior to Recapitalization amendments to the number and exercise price of options:
Options granted to purchase shares	$3.55	1,204,437
Options cancelled	$1.25	(421,778)
Options outstanding, December 2, 2016	$1.88	11,748,240
Effect of Recapitalization adjustments		(5,441,638)
Options outstanding after Recapitalization	$1.26	6,306,602
Transactions subsequent to Recapitalization amendments:
Options granted to purchase shares	$8.94	186,515
Options cancelled	$0.02	(593,457)
Options exercised	$1.64	(88,883)
Options outstanding, March 31 2017	$1.63	5,810,777
Options granted to purchase shares	$30.09	352,893
Options cancelled	$3.18	(521,511)
Options exercised	$0.62	(1,994,588)
Options outstanding, March 31 2018	$4.71	3,647,571

In the year ended March 31, 2018, the average share price at which stock options were exercised was $33.16 (2017 – $17.00).
Subordinate voting shares, to a maximum of 6,999,536 shares, have been reserved for issuance under equity incentive plans to select employees of the Company, with vesting contingent upon meeting the service, performance goals and other conditions of the Plan.
The following table summarizes information about stock options outstanding and exercisable at March 31, 2018:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted Average Remaining Life in Years	Number	Weighted Average Remaining Life in Years
$0.02	1,235,798	6.1	824,938	6.1
$0.25	119,322	6.4	30,432	6.5
$1.79	933,443	7.0	311,212	7
$2.37	18,519	6.6	18,519	6.6
$4.62	867,920	7.9	146,623	7.8
$8.94	133,332	8.8	—	—
$23.64	58,542	9.4	—	—
$30.73	213,155	9.2	—	—
$31.79	55,412	9.6	—	—
$41.50	12,128	9.9	—	—
	3,647,571		1,331,724	6.5

Accounting for share-based awards
Compensation expense for share-based compensation granted is measured at the fair value at the grant date using the Black Scholes option pricing model during the year ended March 31, 2018; prior to the public offering the Company used assumptions under the Monte Carlo valuation model to measure the fair value of options granted.
For the year ended March 31, 2018, the Company recorded $1,971 as contributed surplus and compensation expense for the vesting of stock options (2017 - $3,274, 2016- $500). In addition, cash compensation in the amount of $2,648 was paid to settle stock options cancelled on employee termination in the year ended March 31, 2017. Share-based compensation expense is included in selling, general and administrative expenses. The Company’s employee share purchase plan permits employees who do not participate in the stock option incentive plans to purchase subordinate voting shares of the Company by payroll deduction, with a matching contribution from the Company. Shares are purchased for the employees’ account in the open market at the prevailing market price. Contributions in the amount of $43 were recorded as compensation expense in the year ended March 31, 2018 (2017 and 2016 - $nil).
The assumptions used to measure the fair value of options granted during the year ended March 31, 2018 under the Black Scholes option pricing model and during the year ended March 31, 2017 under the Monte Carlo valuation model at the grant date were as follows:

	2018	2017
Weighted average stock price valuation	$31.91	$—
Stock price valuation	$—	$5.93 to $9.51
Weighted average exercise price	$31.91	$—
Exercise price	$—	$ 4.62 to $8.94
Risk-free interest rate	1.34%	0.51%
Expected life in years	5	10
Expected dividend yield	—%	—%
Volatility	40%	30%
Weighted average fair value of options issued	$9.80	$—
Fair value of options issued in the period	$—	$3.20